Derivative Financial Instruments (Protection Sold Through Credit Default Swaps) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2020		Mar. 31, 2019
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		¥ 448,290		¥ 590,984
Maximum potential/Notional amount, Expiring in 1-5 years		2,919,354		2,470,694
Maximum potential/Notional amount, Expiring over 5 years		563,987		162,805
Maximum potential/Notional amount, Total		3,931,631		3,224,483
Credit derivative (asset) liability at fair value	[1]	(68,903)		(40,085)
Protection sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		448,290		513,291
Maximum potential/Notional amount, Expiring in 1-5 years		2,919,354		2,470,694
Maximum potential/Notional amount, Expiring over 5 years		563,987		162,805
Maximum potential/Notional amount, Total		3,931,631		3,146,790
Credit derivative (asset) liability at fair value	[1]	(68,903)		(39,465)
Protection sold [Member] | Single Name Credit Default Swaps [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		399,994		491,428
Maximum potential/Notional amount, Expiring in 1-5 years		2,411,724		1,847,389
Maximum potential/Notional amount, Expiring over 5 years		543,721		151,361
Maximum potential/Notional amount, Total		3,355,439		2,490,178
Credit derivative (asset) liability at fair value	[1]	(60,515)		(30,477)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	303,870		378,527
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	2,125,006		1,603,962
Maximum potential/Notional amount, Expiring over 5 years	[2]	494,040		145,689
Maximum potential/Notional amount, Total	[2]	2,922,916		2,128,178
Credit derivative (asset) liability at fair value	[1],[2]	(63,855)		(30,303)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		93,671		112,901
Maximum potential/Notional amount, Expiring in 1-5 years		279,892		238,330
Maximum potential/Notional amount, Expiring over 5 years		49,681		5,672
Maximum potential/Notional amount, Total		423,244		356,903
Credit derivative (asset) liability at fair value	[1]	3,358		(127)
Protection sold [Member] | Single Name Credit Default Swaps [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		2,453
Maximum potential/Notional amount, Expiring in 1-5 years		6,826		5,097
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		9,279		5,097
Credit derivative (asset) liability at fair value	[1]	(18)		(47)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		48,296		21,863
Maximum potential/Notional amount, Expiring in 1-5 years		507,630		623,305
Maximum potential/Notional amount, Expiring over 5 years		20,266		11,444
Maximum potential/Notional amount, Total		576,192		656,612
Credit derivative (asset) liability at fair value	[1]	(8,388)		(8,988)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		127,331		221,855
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		127,331		221,855
Credit derivative (asset) liability at fair value	[1]	(1,198)		(2,092)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	28,296		120,854
Maximum potential/Notional amount, Expiring over 5 years	[2]
Maximum potential/Notional amount, Total	[2]	28,296		120,854
Credit derivative (asset) liability at fair value	[1],[2]	(3)		(82)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | BK [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		99,035		101,001
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		99,035		101,001
Credit derivative (asset) liability at fair value	[1]	(1,195)		(2,010)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		48,296		21,863
Maximum potential/Notional amount, Expiring in 1-5 years		380,299		401,450
Maximum potential/Notional amount, Expiring over 5 years		20,266		11,444
Maximum potential/Notional amount, Total		448,861		434,757
Credit derivative (asset) liability at fair value	[1]	(7,190)		(6,896)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less	[2]	20,000		13,000
Maximum potential/Notional amount, Expiring in 1-5 years	[2]	182,306		194,618
Maximum potential/Notional amount, Expiring over 5 years	[2]	14,950		8,000
Maximum potential/Notional amount, Total	[2]	217,256		215,618
Credit derivative (asset) liability at fair value	[1],[2]	(1,820)		(3,853)
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Non-investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less
Maximum potential/Notional amount, Expiring in 1-5 years		7,595
Maximum potential/Notional amount, Expiring over 5 years
Maximum potential/Notional amount, Total		7,595
Credit derivative (asset) liability at fair value		(165)	[1]
Protection sold [Member] | Index and Basket Credit Default Swaps Sold [Member] | SCHD [Member] | Not Rated [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less		28,296		8,863
Maximum potential/Notional amount, Expiring in 1-5 years		190,398		206,832
Maximum potential/Notional amount, Expiring over 5 years		5,316		3,444
Maximum potential/Notional amount, Total		224,010		219,139
Credit derivative (asset) liability at fair value	[1]	(5,205)		(3,043)
Other Credit Derivatives Sold [Member] | Investment Grade [Member]
Credit Derivatives [Line Items]
Maximum potential/Notional amount, Expiring in 1 year or less				77,693	[3]
Maximum potential/Notional amount, Expiring in 1-5 years					[3]
Maximum potential/Notional amount, Expiring over 5 years					[3]
Maximum potential/Notional amount, Total				77,693	[3]
Credit derivative (asset) liability at fair value	[1]			¥ (620)	[3]

[1]	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
[2]	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.
[3]	Other credit derivatives primarily consist of total return swaps.